Individual Components of Work Force Reduction and Idle Lease Cost (Detail) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($) Employee
Restructuring Cost and Reserve [Line Items]
Headcount | Employee	255
Charges for cost reductions	$ 78.8
Utilized	(45.3)
Translation adjustments	(0.5)
Balance at December 31, 2015	$ 33.0
2016
Restructuring Cost and Reserve [Line Items]
Headcount | Employee	255
Expected future utilization	$ 33.0
Workforce Reductions | United States
Restructuring Cost and Reserve [Line Items]
Charges for cost reductions	27.9
Utilized	(23.7)
Balance at December 31, 2015	4.2
Workforce Reductions | Non-US
Restructuring Cost and Reserve [Line Items]
Charges for cost reductions	50.9
Utilized	(21.6)
Translation adjustments	(0.5)
Balance at December 31, 2015	28.8
Workforce Reductions | 2016 | United States
Restructuring Cost and Reserve [Line Items]
Expected future utilization	4.2
Workforce Reductions | 2016 | Non-US
Restructuring Cost and Reserve [Line Items]
Expected future utilization	$ 28.8
Charges for cost reductions
Restructuring Cost and Reserve [Line Items]
Headcount | Employee	1,482
Amount Fully Utilized
Restructuring Cost and Reserve [Line Items]
Headcount | Employee	(1,227)